Income taxes (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance at Beginning of Year	$ 4,920
Balance at End of Year	10,108	$ 4,920
Valuation Allowance [Member]
Balance at Beginning of Year	4,920	3,769
Increase (Decrease) Charged (Credited) to Income Taxes (Benefit)	5,188	1,151
Balance at End of Year	$ 10,108	$ 4,920